Financial Instruments and Risk Management (Maturities of Available-for-sale Debt Securities at Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Mature within one year	$ 2.5
Mature in one to five years	18.6
Mature in five years and later	7.0
Available-for-sale securities, debt securities	$ 28.1